Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Revenue	€ 682.9	€ 617.8
Cost of sales	(484.0)	(427.1)
Gross profit	198.9	190.7
Other operating expenses	(101.5)	(89.4)
Exceptional items	(20.6)	(46.6)
Operating profit	76.8	54.7
Finance income	5.7	1.6
Finance costs	(17.7)	(16.4)
Net financing costs	(12.0)	(14.8)
Profit before tax	64.8	39.9
Taxation	(17.4)	(17.6)
Profit for the period	47.4	22.3
Equity owners of the parent	47.5	22.4
Non-controlling interests	€ (0.1)	€ (0.1)
Earnings per share
Basic and diluted earnings per share (in euros per share)	€ 0.23	€ 0.13